STOCKHOLDERS' EQUITY (DEFICIT) - Common Stock (Details)		3 Months Ended	12 Months Ended
	May 10, 2022 USD ($) shares	Mar. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	May 13, 2022 shares	Oct. 31, 2021 $ / shares shares	Oct. 06, 2021 shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Percentage of founder shares	20.00%
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders		20.00%	20.00%
Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares outstanding (in shares)	2,300,000
Shares subject to forfeiture	300,000
Shares are no longer subject to forfeiture					300,000
Sponsor | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Class A common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued (in shares)		7,376,125	7,376,125
Common stock, shares outstanding (in shares)		7,376,125	7,376,125	9,338,000
Class B common stock
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares authorized (in shares)		10,000,000	10,000,000	10,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, votes per share | Vote		1	1
Common stock, shares issued (in shares)		2,300,000	2,300,000	2,300,000
Common stock, shares outstanding (in shares)		2,300,000	2,300,000	2,300,000
Class B common stock | Sponsor
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, shares issued (in shares)							2,875,000
Class B common stock | Sponsor | Founder shares
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock, par value (in dollars per share) | $ / shares						$ 0.0001
Common stock, shares outstanding (in shares)		2,300,000	2,300,000
Number of shares surrendered	575,000
Consideration of shares surrendered for cancellations | $	$ 0
Shares subject to forfeiture						300,000
Shares are no longer subject to forfeiture					300,000
Class A common stock subject to possible redemption
STOCKHOLDERS' EQUITY (DEFICIT)
Number of shares subject to redemption		7,238,125	7,238,125	9,200,000